Related Party Transactions	12 Months Ended
Mar. 31, 2023
Related Party Transactions Abstract
Related Party Transactions [Text Block]

18. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Salaries and Benefits (1)	$580,774	$575,255	$473,841
Consulting fees (2)	396,250	396,456	251,007
Non-cash Options Vested (3)	2,100,717	3,242,528	1,698,487
Accomodation and Rentals (4)	-	-	5,749
Total	$3,077,741	$4,214,239	$2,429,084

1) Salaries and benefits incurred with directors and officers are included in Salaries and administration on the Consolidated Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, and includes Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

4) Includes accommodation expense paid to Stage Coach Landing, Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director, and truck and trailer rental fees paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the CEO and Chairman of GreenPower was previously an officer and director. These costs are expensed on the Consolidated Statements of Operations and Comprehensive Loss.

Accounts payable and accrued liabilities at March 31, 2023 included $208,215 (March 31, 2022 - $243,773) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

During the year ended March 31, 2023, the Company received loans totaling CAD$3,670,000 and US$25,000 from a company that is beneficially owned by the CEO and Chairman of the Company, and CAD$250,000 was loaned to the Company from a company beneficially owned by a Director of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date. The loans from a company that is beneficially owned by the CEO and Chairman of the Company matured on March 31, 2023, and the loan from a company beneficially owned by a Director of the Company matures on October 31, 2023.

The Company has agreed to grant the lenders a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.

A director of the Company and the Company's CEO and Chairman have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit. In consideration for these guarantees, in June 2018 the Company issued 628,571 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.55 per share and in March 2019 the Company issued 685,714 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $4.20 per share. During the year ended March 31, 2022 the director of the Company and the Company's CEO and Chairman exercised all of these warrants for 1,314,285 common shares of the Company.